Business Segment Information (Schedule Of Selected Geographic Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 937	$ 1,034	$ 1,094	$ 1,106	$ 1,190	$ 1,073	$ 1,009	$ 996	$ 4,171	$ 4,268	$ 5,096
Total Long-Lived Assets (PP&E)	130				145				130	145
United States
Segment Reporting Information [Line Items]
Revenues									1,986	2,111	2,212
Total Long-Lived Assets (PP&E)	60				70				60	70
Australia
Segment Reporting Information [Line Items]
Revenues									334	376	836
Africa
Segment Reporting Information [Line Items]
Revenues									46	111	164
Middle East
Segment Reporting Information [Line Items]
Revenues									911	849	786
Europe
Segment Reporting Information [Line Items]
Revenues									480	498	495
Canada
Segment Reporting Information [Line Items]
Revenues									224	145	185
United Kingdom
Segment Reporting Information [Line Items]
Total Long-Lived Assets (PP&E)	52				35				52	35
Other Countries
Segment Reporting Information [Line Items]
Revenues									190	178	$ 418
Total Long-Lived Assets (PP&E)	$ 18				$ 40				$ 18	$ 40